UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 03/31

DWS Massachusetts Tax-Free Fund

Date of fiscal year end: 08/31

DWS California Tax-Free Income Fund

DWS New York Tax-Free Income Fund

Date of reporting period: 7/1/21-6/30/22

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03657
Reporting Period: 07/01/2021 - 06/30/2022
Deutsche DWS State Tax-Free Income Series

===================== DWS California Tax-Free Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= DWS Massachusetts Tax-Free Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== DWS New York Tax-Free Income Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS State Tax-Free Income Series

By (Signature and Title) /s/Hepsen Uzcan
                                      Hepsen Uzcan, Chief Executive Officer and President

Date 8/16/22